Accounts Receivable, Net - Schedule of Changes to the Allowance for Doubtful Accounts on Accounts Receivable (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes to the Allowance for Doubtful Accounts on Accounts Receivable [Line Items]
Balance at the beginning of the year
Current period provision	(3,481,333)	(5,334,098)	(4,324,627)
Write-offs	1,502,540	5,334,098	4,324,627
Balance at the end of the year	¥ 1,978,793